Document and Entity Information	Nov. 06, 2019
Cover [Abstract]
Entity Registrant Name	VISTEON CORP
Amendment Flag	false
Entity Central Index Key	0001111335
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-15827
Entity Tax Identification Number	38-3519512
Entity Address, Address Line One	One Village Center Drive
Entity Address, City or Town	Van Buren Township
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48111
City Area Code	800
Local Phone Number	VISTEON
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false